Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	Office Equipment	Total
Cost
At July 1, 2022	19,131	19,131
Additions	5,735	5,735
Disposal	(703)	(703)
Effects of movements in exchange rates	1,079	1,079
At December 31, 2022	25,242	25,242
At July 1, 2023	28,264	28,264
Effects of movements in exchange rates	304	304
At December 31, 2023	28,568	28,568
Accumulated depreciation
At July 1, 2022	8,522	8,522
Depreciation for the year	2,222	2,222
Disposal	(443)	(443)
Effects of movements in exchange rates	347	347
At December 31, 2022	10,648	10,648
At July 1, 2023	13,273	13,273
Depreciation for the year	2,696	2,696
Effects of movements in exchange rates	304	304
At December 31, 2023	16,273	16,273
Carrying amounts
At July 1, 2022	$10,609	$10,609
At December 31, 2022	$14,594	$14,594
At July 1, 2023	$14,991	$14,991
At December 31, 2023	$12,295	$12,295

Property and equipment consist of the following:

	Office Equipment	Total
Cost
At July 1, 2021	$15,453	15,453
Additions	3,888	3,888
Effects of movements in exchange rates	(210)	(210)
At June 30, 2022	19,131	19,131
Additions	8,888	8,888
Disposal	(703)	(703)
Effects of movements in exchange rates	948	948
At June 30, 2023	28,264	28,264
Accumulated depreciation
At July 1, 2021	$5,209	5,209
Depreciation for the year	3,447	3,447
Effects of movements in exchange rates	(132)	(132)
At June 30, 2022	8,524	8,524
Depreciation for the year	4,855	4,855
Disposal	(442)	(442)
Effects of movements in exchange rates	336	336
At June 30, 2023	13,273	13,273
Carrying amounts
At July 1, 2021	$10,244	$10,244
At June 30, 2022	$10,607	$10,607
At June 30, 2023	$14,991	$14,991